Related party transactions - Other (Details) - EUR (€) € in Thousands				3 Months Ended	6 Months Ended
	Jun. 28, 2022	Jun. 15, 2022	Sep. 01, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
voxeljet China
Related parties
Subsidiary ownership (as a percent)	88.52%	88.52%	70.00%
MK Technology GmbH | voxeljet China
Related parties
Minority ownership interest (as a percent)	5.74%	5.74%	15.00%
Jin Tianshi | voxeljet China
Related parties
Minority ownership interest (as a percent)	5.74%	5.74%	15.00%
Franz Industriebeteiligungen AG, Augsburg
Related parties
Rent expense					€ 2	€ 2
Schlosserei und Metallbau Ederer, Dieen
Related parties
Acquired goods from related parties					0	0
Suzhou Meimai Fast Manufacturing Technology
Related parties
Revenue from related parties					121	37
DSCS Digital Supply Chain Solutions GmbH
Related parties
Revenue from related parties					€ 0	0
Ownership interest in associate (as a percent)					33.30%
Michele Neuber
Related parties
Services received from related parties					€ 1	€ 1
Susanne Ederer-Pausewang
Related parties
Sales of property and other assets from related parties				€ 27
Lisa Franz
Related parties
Services received from related parties					€ 1